Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Goodwill

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
GOODWILL
Balance at beginning of the year	76.6	317.8
Impairment	(71.7)	(277.8)
Translation adjustment	(4.9)	36.6

Balance at end of the year	—	76.6